CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) - USD ($)	3 Months Ended
	Nov. 30, 2016	Nov. 30, 2015
EXPENSES
Advertising and marketing	$ 11,734	$ 12,088
Audit and accounting fees	12,338	9,770
Consulting fees	9,776	0
Insurance	5,019	1,764
Financing fees	10,000	27,260
Banking fees	3,231	1,170
Interest expense	17,576	13,119
Investor communications and transfer agent	1,286	5,822
Legal fees	5,500	15,000
Office and general administration	34,769	59,550
Salaries and management fees	146,085	98,250
Subcontractor fees	0	65,350
Travel and entertainment	27,161	82,757
Loss before other item	(284,475)	(391,900)
OTHER ITEM
Change in fair value of convertible debt	(243,259)	(421,779)
LOSS AND COMPREHENSIVE LOSS	$ (527,734)	$ (813,679)
Net loss per share - basic and diluted	$ 0.00	$ 0.00
Weighted average number of shares outstanding - basic and diluted	674,242,221	169,457,230